Related Party Transactions - Schedule of Related Party Costs and Expenses (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Other Related Party Transactions [Line Items]
Time charter and bareboat revenues	$ 7,071,000	$ 6,753,000	$ 4,933,000
KNOT [Member] | Commercial Commission Fee [Member]
Schedule of Other Related Party Transactions [Line Items]
Time charter and bareboat revenues	95,000	775,000	544,000
KNOT [Member] | Cancellation Fee [Member]
Schedule of Other Related Party Transactions [Line Items]
Time charter and bareboat revenues	3,448,000
KNOT [Member] | Technical and Operational Management Fee [Member]
Schedule of Other Related Party Transactions [Line Items]
Operating expenses	1,073,000	426,000
KNOT [Member] | Administration Fee [Member]
Schedule of Other Related Party Transactions [Line Items]
General and administrative expenses	510,000	359,000	52,000
KNOT [Member] | Accounting Service Fee [Member]
Schedule of Other Related Party Transactions [Line Items]
General and administrative expenses	27,000	17,000	8,000
KNOT [Member] | IPO Administration Cost [Member]
Schedule of Other Related Party Transactions [Line Items]
General and administrative expenses	454,000	877,000
KNOT [Member] | Financing Fee [Member]
Schedule of Other Related Party Transactions [Line Items]
Finance income (expense)		3,000	368,000
KNOT [Member] | Interest Expenses [Member]
Schedule of Other Related Party Transactions [Line Items]
Interest expense charged from KNOT	336,000	1,654,000	1,764,000
KNOT [Member] | Guarantee Commission [Member]
Schedule of Other Related Party Transactions [Line Items]
Finance income (expense)	424,000	1,388,000	595,000
KOAS [Member] | Technical and Operational Management Fee [Member]
Schedule of Other Related Party Transactions [Line Items]
Operating expenses		436,000	742,000
KOAS [Member] | Administration Fee [Member]
Schedule of Other Related Party Transactions [Line Items]
General and administrative expenses	392,000
KOAS UK [Member] | Administration Fee [Member]
Schedule of Other Related Party Transactions [Line Items]
General and administrative expenses	112,000
TSSI [Member] | Interest Income [Member]
Schedule of Other Related Party Transactions [Line Items]
Interest income charged to TSSI	(10,000)
TSSI [Member] | Guarantee Commission [Member]
Schedule of Other Related Party Transactions [Line Items]
Finance income (expense)	$ 210,000	$ 818,000	$ 860,000